Schedule of trade and other receivables, net (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
DisclosureTradeAndOtherReceivablesLineItems [Line Items]
Total trade receivables, net	$ 8,268	$ 7,362
Trade receivables from contracts with costumers	8,825	7,607
Total trade receivables	9,716	8,958
Current	6,368	4,731
Non-current	1,900	2,631
Gross carrying amount [member]
DisclosureTradeAndOtherReceivablesLineItems [Line Items]
Trade receivables from contracts with costumers	5,224	3,950
Total	4,492	5,008
Gross carrying amount [member] | Electricity Sector One [Member]
DisclosureTradeAndOtherReceivablesLineItems [Line Items]
Trade receivables from contracts with costumers		205
Third Parties [Member]
DisclosureTradeAndOtherReceivablesLineItems [Line Items]
Total trade receivables, net	4,839	3,081
Expected credit losses	(1,428)	(1,528)
Third Parties [Member] | Gross carrying amount [member]
DisclosureTradeAndOtherReceivablesLineItems [Line Items]
Receivables from divestments	2,679	1,523
Lease receivables	435	467
Total	872	2,536
Investees [Member] | Gross carrying amount [member]
DisclosureTradeAndOtherReceivablesLineItems [Line Items]
Trade receivables from contracts with costumers	385	664
Petroleum And Alcohol Accounts From Brazilian Government [Member] | Gross carrying amount [member]
DisclosureTradeAndOtherReceivablesLineItems [Line Items]
Trade receivables from contracts with costumers	506	482
Related parties [member]
DisclosureTradeAndOtherReceivablesLineItems [Line Items]
Expected credit losses	$ (20)	$ (68)